International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (95.8%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (3.0%)
Adevinta ASA - Class B *	France	269,857	2,459
Alphabet, Inc. - Class A *	United States	4,000	11,125
Rightmove PLC	United Kingdom	778,800	6,442
Safaricom PLC	Kenya	16,324,600	4,841
Schibsted ASA - Class B	Norway	162,799	3,467

Total			28,334

Consumer Discretionary (8.5%)
Autoliv, Inc.	Sweden	59,400	4,541
Compass Group PLC	United Kingdom	686,900	14,803
InterContinental Hotels Group PLC, ADR *	United Kingdom	100,184	6,895
LVMH Moet Hennessy Louis Vuitton SE	France	57,800	41,158
PRADA SPA	Italy	1,228,000	7,762
USS Co., Ltd.	Japan	290,600	4,888

Total			80,047

Consumer Staples (5.5%)
Clicks Group, Ltd.	South Africa	127,852	2,709
Nestle SA	Switzerland	354,569	46,031
PriceSmart, Inc.	United States	36,000	2,839

Total			51,579

Energy (0.8%)
Reliance Industries, Ltd.	India	60,000	2,077
Reliance Industries, Ltd., GDR	India	86,300	5,953

Total			8,030

Financials (13.1%)
AIA Group, Ltd.	Hong Kong	2,226,688	23,312
Deutsche Borse AG	Germany	64,500	11,587
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	231,800	10,924
Housing Development Finance Corp., Ltd.	India	120,463	3,772
Kotak Mahindra Bank, Ltd.	India	157,500	3,622
Marsh & McLennan Cos., Inc.	United States	141,723	24,152
Moody’s Corp.	United States	45,400	15,318
MSCI, Inc.	United States	29,700	14,936
S&P Global, Inc.	United States	39,200	16,079

Total			123,702

Health Care (9.9%)
Dechra Pharmaceuticals PLC	United Kingdom	77,800	4,119
Hoya Corp.	Japan	162,200	18,509
ResMed, Inc.	United States	70,500	17,097
Roche Holding AG	Switzerland	105,812	41,846
Sanofi	France	38,100	3,886
UCB SA	Belgium	63,500	7,602

Total			93,059

Industrials (26.0%)
Aalberts NV	Netherlands	45,000	2,326

Common Stocks (95.8%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
Airbus SE *	France	137,000	16,560
Assa Abloy AB - Class B	Sweden	788,400	21,258
Atlas Copco AB - Class A	Sweden	412,100	21,387
Auckland International Airport, Ltd. *	New Zealand	528,455	2,858
Azelis Group NV *	Belgium	96,385	2,330
CAE, Inc. *	Canada	201,200	5,237
Canadian Pacific Railway, Ltd.	Canada	187,900	15,508
Cellnex Telecom SA	Spain	145,739	6,986
Edenred	France	143,800	7,109
Epiroc AB	Sweden	458,732	9,816
Experian PLC	Jersey	355,200	13,698
FANUC Corp.	Japan	76,900	13,523
IMCD NV	Netherlands	34,100	5,798
Interpump Group SpA	Italy	122,400	6,154
KONE Oyj	Finland	78,600	4,117
Legrand SA	France	142,500	13,547
MISUMI Group, Inc.	Japan	441,700	13,142
OSG Corp.	Japan	129,000	1,977
Otis Worldwide Corp.	United States	57,000	4,386
Recruit Holdings Co., Ltd.	Japan	571,000	24,997
Safran SA	France	110,200	12,952
Schindler Holding AG	Switzerland	19,038	4,052
SHO-BOND Holdings Co., Ltd.	Japan	137,261	5,978
Vestas Wind Systems A/S	Denmark	329,500	9,728

Total			245,424

Information Technology (22.0%)
Amadeus IT Group SA *	Spain	308,400	20,088
ASML Holding NV	Netherlands	84,300	56,228
Azbil Corp.	Japan	298,900	9,956
Keyence Corp.	Japan	57,900	26,919
Lam Research Corp.	United States	31,100	16,720
Lasertec Corp.	Japan	59,000	9,919
Lectra	France	57,800	2,745
Mastercard, Inc. - Class A	United States	35,750	12,776
NICE, Ltd., ADR *	Israel	51,000	11,169
SAP SE	Germany	94,419	10,535
Spectris PLC	United Kingdom	178,900	6,076
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	766,000	15,837
Visa, Inc. - Class A	United States	36,225	8,034

Total			207,002

Materials (6.2%)
CRH PLC, ADR	Ireland	336,700	13,488
Franco-Nevada Corp.	Canada	51,000	8,116
Linde PLC	United Kingdom	84,755	27,311
The Sherwin-Williams Co.	United States	37,500	9,361

Total			58,276

International Growth Portfolio

Common Stocks (95.8%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (0.8%)
Vonovia SE	Germany	168,360	7,872

Total			7,872

Total Common Stocks (Cost: $670,283)			903,325

Short-Term Investments (4.0%)
Money Market Funds (4.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class

Short-Term Investments (4.0%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds continued
0.250%#	United States	37,731,384	37,731

Total			37,731

Total Short-Term Investments (Cost: $37,731)			37,731

Total Investments (99.8%) (Cost: $708,014)@			941,056

Other Assets, Less Liabilities (0.2%)			1,601

Net Assets (100.0%)			942,657

Investments by Country of Risk as a Percentage on Net Assets:
United States	20.2%
Japan	13.8%
France	10.7%
Switzerland	9.8%
United Kingdom	8.4%
Netherlands	6.8%
Sweden	6.0%
Other	24.1%

Total	99.8%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $708,014 and the net unrealized appreciation of investments based on that cost was $233,042 which is comprised of $252,028 aggregate gross unrealized appreciation and $18,986 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$11,125	$17,209	$—
Consumer Discretionary	11,436	68,611	—
Consumer Staples	2,839	48,740	—
Energy	5,817	2,213	—
Financials	70,485	53,217	—
Health Care	17,097	75,962	—
Industrials	25,131	220,293	—
Information Technology	48,699	158,303	—
Materials	30,965	27,311	—
All Others	—	7,872	—
Short-Term Investments	37,731	—	—

Total Assets:	$261,325	$679,731	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand